Loss per share (Details)			1 Months Ended	12 Months Ended
	Jun. 26, 2019	Jun. 21, 2019	Jun. 30, 2019	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 $ / shares shares	Dec. 31, 2018 $ / shares shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Basic loss per share (in dollars per share) | $ / shares				$ (2.11)	$ (2.78)	$ (1.85)
Diluted loss per share (in dollars per share) | $ / shares				$ (2.11)	$ (2.78)	$ (1.85)
Issued and fully paid share capital (in shares)				220,318,704	112,278,065	106,528,065
Weighted-average shares outstanding (in shares)				150,354,703	107,478,625	102,877,501
Conversion price (in dollars per share) | $ / shares				$ 32.7743
Stock conversion ratio	0.2	0.20	0.20
Convertible bonds
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Number of anti-dilutive securities (in shares)				10,679,099	10,453,534	10,453,534
Share-based Payment Arrangement, Option
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Weighted-average shares outstanding (in shares)				1,770,000	2,357,500	2,615,000
Number of dilutive securities (in shares)				0	0	153,457